Segmented Information - Schedule of non-current tangible assets (Details) - USD ($)	Mar. 31, 2022	Mar. 31, 2021
Disclosure of operating segments [line items]
Plant and equipment	$ 177,542,744	$ 21,598,803
ROU Asset	12,587,882	2,978,284
Non-current tangible assets	190,130,626	24,577,087
Canada [Member]
Disclosure of operating segments [line items]
Plant and equipment	89,480,975	5,519,758
ROU Asset	5,370,052	1,928,889
Non-current tangible assets	94,851,027	7,448,647
Sweden [Member]
Disclosure of operating segments [line items]
Plant and equipment	84,501,305	12,849,969
ROU Asset	7,036,749	1,049,395
Non-current tangible assets	91,538,054	13,899,364
Iceland [Member]
Disclosure of operating segments [line items]
Plant and equipment	3,560,464	3,229,076
ROU Asset	0	0
Non-current tangible assets	3,560,464	3,229,076
Switzerland [Member]
Disclosure of operating segments [line items]
Plant and equipment	0	0
ROU Asset	0	0
Non-current tangible assets	0	0
Bermuda [Member]
Disclosure of operating segments [line items]
Plant and equipment	0	0
ROU Asset	181,082	0
Non-current tangible assets	$ 181,082	$ 0